Variable interest entities - Income, proceeds, funding and cash balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Proceeds	$ 27,866	$ (160,360)	$ 51,750	$ 3,346
Funding	(727,298)	(672,931)	(297,143)	(571,786)
Cash balance	107,658	180,255	322,085
VIE primary beneficiary
Variable Interest Entity [Line Items]
Capital provision income	73,480	26,158	17,814	80,802
Proceeds	(92,080)	(139,825)	(32,943)	9,220
Funding	291,046	224,893	20,557	165,864
Cash balance	$ 32,966	$ 40,547	$ 2,101	10,008
Restricted cash				$ 95,226